Other Assets and Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 3,066,738	¥ 2,560,339
Marketable equity securities included in investment in equity method investees, aggregated market values	4,714,562	3,943,990
Investment in equity method investees, recognized impairment losses of other-than-temporary declines in the value of investments in certain affiliated companies	¥ 6,949	53,758	¥ 21,672
Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage, approximately	21.47%
Marketable equity securities
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 2,481,644	1,964,118
Marketable equity securities | Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	2,058,638	1,618,579
Marketable equity securities | Morgan Stanley MUFG Securities, Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 183,932	¥ 174,190